Income taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of income taxes in consolidated statements of operations

	Year ended
Income taxes in consolidated statements of operations	31 December 2016	31 December 2015	31 December 2014
Current tax expense (benefit)	727	819	(169)
Deferred tax expense	—	457	—
Total tax expense (benefit)	727	1,276	(169)

Schedule of reconciliation between the effective income tax rate and the statutory income tax rate
Reconciliation between the Effective Income Tax Rate and the Statutory Income Tax Rate

	Year ended
	31 December 2016		31 December 2015		31 December 2014
	$	%	$	%	$	%
Income tax expense at Bermuda corporation tax rate of 0%	—	—%	—	—%	—	—%
Income tax expense in international offices taxed at different rates	(2,104)	(2)%	(904)	(1)%	1,501	2%
Change in valuation allowance	87	—%	466	1%	(1,429)	(2)%
Prior year tax adjustments	(71)	—%	80	—%	(956)	(1)%
Tax loss carried forward	—	—%	—	—%	—	—%
Other - net	2,815	3%	1,634	2%	715	1%
Income tax expense (benefit) at effective tax rate	727	1%	1,276	2%	(169)	—%

Schedule of deferred income taxes

Deferred income taxes	31 December 2016	31 December 2015
Deferred income tax asset
Tax loss carried forward	5,770	2,540
Pension liability	1,594	365
Fixed assets	11	741
Allowance for compensated absence	8	9
Onerous leases	9	11
Deferred income tax asset before valuation allowance	7,392	3,666
Less: valuation allowance	(5,638)	(3,105)
Net deferred income tax assets	1,754	561

Deferred income tax liability
Other	—	—
Net deferred income tax asset	1,754	561